Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Risk Management
Capital Risk Management

As of December 31,	2025	2024
Total borrowings	609,771,403	651,628,487
Total shareholders’ equity	573,091,238	410,426,916
Gearing ratio	52%	61%